Related Parties — Transactions and Balances (Details) - Schedule of Transactions with Interested and Related Parties - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Labor cost and related expenses		$ 133	$ 66
Directors’ fees		158
Inventory storage (included in cost of sale)	[1]	313
Consulting fees	[1]	95
Other income	[2]	(158)
Revenue Sharing Payment	[3]	19
Interest expenses on loans from related parties and shareholders			311
Total transactions with interested and related parties		$ 560	$ 377

[1]	On October 26, 2022, the Company and Pure Capital Ltd. (“Pure Capital”) entered into a consulting agreement (the “Pure Capital Consulting Agreement”), pursuant to which Pure Capital will provide consultancy services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16 thousand). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the consulting agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc. Additionally, on October 26, 2022, the Company and Pure NJ Logistics LLC, a company wholly-owned by Pure Capital and a director of the Company, entered into a warehouse lease agreement located in the U.S.
[2]	On March 22, 2023, the Company entered into the SciSparc Consulting Agreement, pursuant to which the Company will provide management services to Wellution for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. The consultancy services fees paid according to the SciSparc Consulting Agreement are -included in other income.
[3]	Comprised of $11 thousand to Medigus Ltd. (“Medigus”) and $8 thousand to Pure Capital.